INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2017
Inventories Tables
Schedule of composition of inventories	The composition of Inventories is as follows:
	As of	As of
	December 31,	December 31,
	2017	2016
	ThUS$	ThUS$

Technical stock	195,530	191,864
Non-technical stock	41,136	49,499
Total	236,666	241,363

Schedule of inventory average cost, net of provision for obsolescence

The items included in this heading are spare parts and materials that will be used mainly in consumption in in-flight and maintenance services provided to the Company and third parties, which are valued at average cost, net of provision for obsolescence, as per the following detail:

	As of	As of
	December 31,	December 31,
	2017	2016
	ThUS$	ThUS$

Provision for obsolescence Technical stock	21,839	31,647
Provision for obsolescenceNon-technical stock	6,488	3,429
Total	28,327	35,076